Employee Benefits - Changes in Fair Value of Plan Assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Interest	₩ 4,166	₩ (9,686)	₩ 1,901
Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning of period	1,714,166	1,693,118
Interest	50,784	45,516
Remeasurements	(19,761)	(17,190)
Contributions to plan assets	408,326	164,828
Benefits paid	(163,112)	(168,643)
Others	7,314	(3,463)
End of period	₩ 1,997,717	₩ 1,714,166	₩ 1,693,118